Equity Method Investments	3 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Note 8 — Equity Method Investments

As of March 31, 2021 and December 31, 2020, the carrying amount of equity method investments consisted of the following:

	March 31,	December 31,
	2021	2020
Investment in ZVV Media Partners, LLC (i)	$7,000,000	$-

(i)	On January 19, 2021, the Company, ZVV Media Partners, LLC (“ZVV”) and ZASH entered into a Contribution Agreement (the “Agreement”). The Company and ZASH established the newly formed entity, ZVV, in order to engage in the development and production of consumer facing content and related activities.